Debt - Additional Information (Details)				12 Months Ended
	Feb. 16, 2024 USD ($)	Feb. 03, 2021 USD ($)	Nov. 20, 2020 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Schedule of debt [line items]
Promissory note maturity date				1 year and for more than one year	1 year and for more than one year
Payment of convertible notes				$ 22,830,216	$ 385,682,000	$ 19,857,885,000	$ 384,478,000
Conversion price | $ / shares				$ 86.25
Derivative value							$ 0	$ 0
Promissory Notes
Schedule of debt [line items]
Repayments of promissory notes payable	$ 288,116,421
First Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note issuance date			Nov. 20, 2020
Convertible promissory note amount			$ 7,500,000
Issuance cost			$ 173,661
Maturity term of years				6 years	6 years
Promissory note maturity date				November 20, 2026	November 20, 2026
Annual interest rate				14.00%	14.00%
Second Junior Convertible Promissory Note
Schedule of debt [line items]
Convertible promissory note issuance date		Feb. 03, 2021
Convertible promissory note amount		$ 7,500,000
Issuance cost		$ 112,500
Maturity term of years				6 years	6 years
Promissory note maturity date				November 20, 2026	November 20, 2026
Annual interest rate				14.00%	14.00%